Income Taxes - Schedule of Components of Income Tax Expense (benefit) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Current taxes	$ (1,286,388)	$ (1,045,500)
Income tax benefit	$ (1,286,388)	$ (1,045,500)